Aug. 21, 2017
Miller Income Fund
Miller Income Fund
August 21, 2017

Supplement to the Miller Income Fund

Summary Prospectus, Prospectus, and Statement of Additional Information dated February 22, 2017

Miller Income Fund
Class A	LMCJX
Class C	LCMNX
Class FI	LMCKX
Class I	LMCLX
Class IS	LMCMX

Effective August 21, 2017, LMM LLC, investment adviser to the Miller Income Fund and the Miller Opportunity Trust (the “Miller Value Funds”), is pleased to announce its name change to Miller Value Partners, LLC. This new name of the Miller Value Funds’ investment adviser does not affect the investment objectives, principal investment strategies, or portfolio managers of the Miller Value Funds, all of which remain unchanged. The only change is that all references to LMM LLC in each document are deleted and replaced with the name Miller Value Partners, LLC.

Please retain this supplement for future reference.